                                            Prospectus Supplement


MAS Funds


Supplement
dated July 24,
2001 to all
Prospectuses
dated
January 31,
2001

All Portfolios
----------------

The Prospectuses are hereby amended and supplemented to reflect the following changes, each to be effective August 1, 2001:

The Fund
The name of the Fund, "MAS Funds", is changed to "Morgan Stanley Institutional Fund Trust" or "MSIF Trust". The new name replaces the old name wherever it appears in the Prospectus.

The Adviser
The name of the Fund's Adviser, "Miller Anderson and Sherrerd, LP" or "MAS", is changed to "Morgan Stanley Investments LP" or "MSI". The new name replaces the old name wherever it appears in the Prospectus.

The Distributor
The name of the Fund's Distributor, "MAS Fund Distribution, Inc." is changed to "Morgan Stanley Distribution, Inc." or "MSDI". The new name replaces the old name wherever it appears in the Prospectus.





Please retain this supplement for future reference.

                                            SAI Supplement


MAS Funds


Supplement
dated July 24,
2001 to the
Statement of
Additional
Information
dated January
31, 2001

All Portfolios
----------------

The Statement of Additional Information ("SAI") is hereby amended and supplemented to reflect the following changes, each to be effective August 1, 2001:

The Fund
The name of the Fund, "MAS Funds", is changed to "Morgan Stanley Institutional Fund Trust" or "MSIF Trust". The new name replaces the old name wherever it appears in the SAI.

The Adviser
The name of the Fund's Adviser, "Miller Anderson and Sherrerd, LP" or "MAS", is changed to "Morgan Stanley Investments LP" or "MSI". The new name replaces the old name wherever it appears in the SAI.

The Distributor
The name of the Fund's Distributor, "MAS Fund Distribution, Inc." is changed to "Morgan Stanley Distribution, Inc." or "MSDI". The new name replaces the old name wherever it appears in the SAI.





Please retain this supplement for future reference.